Schedule of related party balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Former Affiliates [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties			$ 277
Due to related parties			(195)
Shareholders Related To Acquisitions [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties			92
Due to related parties			(93)
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total due from related parties			369
Due to related parties			(288)
Ending due from related shareholders			$ 81